UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    6/30/01
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                              ----
This Amendment (Check only one.):               [ ]  is  a  restatement.
                                                [ ]  adds  new  holdings
                                                     entries.

Institutional Investment Manager Filing this Report:

Name:      Harleysville Group Inc.
           --------------------------------------------
Address:   355 Maple Avenue
           --------------------------------------------
           Harleysville, PA  19438-2297
           --------------------------------------------

Form  13F  File  Number:   28-4718
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Mark R. Cummins
        ------------------------------------
Title:  Executive Vice President & Treasurer
        ------------------------------------
Phone:  215-256-5025
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark R. Cummins                  Harleysville, PA            August 3, 2001
-------------------                  ----------------            --------------
    [Signature]                        [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
     28-
     ----------           -----------------------------------------
    [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                      1
                                              -----------

Form  13F  Information  Table  Entry  Total:           48
                                              -----------

Form  13F  Information  Table  Value  Total:  $   440,433
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.  Form 13F File Number         Name

     1   28-4718                      Harleysville Asset Management L.P.
    ---     ---------                 ----------------------------------
   [Repeat as necessary.]


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AOL TIME WARNER INC            COM              00184A105    19422  366474 SH       SOLE    N/A      366474      0    0
AT&T CORPORATION               COM              001957109     6295  286180 SH       SOLE    N/A      286180      0    0
AMERICAN HOME PRODUCTS         COM              026609107     6196  105455 SH       SOLE    N/A      105455      0    0
AMERICAN INTL GROUP INC        COM              026874107    15274  179677 SH       SOLE    N/A      179677      0    0
AMGEN INC                      COM              031162100     6853  112940 SH       SOLE    N/A      112940      0    0
BANK NEW YORK INC              COM              064057102     5193  108180 SH       SOLE    N/A      108180      0    0
BANKONE CORP                   COM              06423A103     7418  207185 SH       SOLE    N/A      207185      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     7733  147860 SH       SOLE    N/A      147860      0    0
CHUBB CORPORATION              COM              171232101     9369  121005 SH       SOLE    N/A      121005      0    0
CICSO SYSTEMS INC              COM              17275R102    11876  652571 SH       SOLE    N/A      652571      0    0
CITIGROUP INC                  COM              172967101    15294  289447 SH       SOLE    N/A      289447      0    0
CORNING INC.                   COM              219350105     2791  167038 SH       SOLE    N/A      167038      0    0
DELL COMPUTER CORP             COM              247025109     7259  277570 SH       SOLE    N/A      277570      0    0
DISNEY (WALT) COMPANY          COM              254687106     8764  303360 SH       SOLE    N/A      303360      0    0
EMC CORPORATION                COM              268648102    12977  443685 SH       SOLE    N/A      443685      0    0
FEDERAL NATNL MORTG ASSN       COM              313586109    12215  143660 SH       SOLE    N/A      143660      0    0
GENERAL ELECTRIC COMPANY       COM              369604103    20080  411890 SH       SOLE    N/A      411890      0    0
GILLETTE CO                    COM              375766102     4667  160950 SH       SOLE    N/A      160950      0    0
HALLIBURTON COMPANY            COM              406216101    11950  335695 SH       SOLE    N/A      335695      0    0
HARLEYSVILLE NATNL CORP        COM              412850109     4531   97961 SH       SOLE    N/A       97961      0    0
HARLEYSVILLE SAVINGS ASSN      COM              412856106     1170   74249 SH       SOLE    N/A       74249      0    0
HEALTH MANAGEMENT ASSOC        CLA              421933102    10520  500000 SH       SOLE    N/A      500000      0    0
INTEL CORPORATION              COM              458140100    14917  509990 SH       SOLE    N/A      509990      0    0
IBM CORPORATION                COM              459200101    13131  116200 SH       SOLE    N/A      116200      0    0
IVY INTERNATIONAL FUND         CLA              465897502     6340  284051 SH       SOLE    N/A      284051      0    0
JP MORGANCHASE & CO            COM              46625H100    10906  244503 SH       SOLE    N/A      244503      0    0
JOHNSON & JOHNSON              COM              478160104    11394  227850 SH       SOLE    N/A      227850      0    0
LUCENT TECHNOLOGIES INC        COM              549463107     1423  229062 SH       SOLE    N/A      229062      0    0
MCDONALDS CORPORATION          COM              580135101     6301  232820 SH       SOLE    N/A      232820      0    0
MEDTRONIC INC                  COM              585055106     8718  189459 SH       SOLE    N/A      189459      0    0
MERCK & CO INC                 COM              589331107     8221  128643 SH       SOLE    N/A      128643      0    0
MICROSOFT CORPORATION          COM              594918104    24026  329130 SH       SOLE    N/A      329130      0    0
PFIZER INC                     COM              717081103    14453  360869 SH       SOLE    N/A      360869      0    0
PROCTER & GAMBLE CO            COM              742718109     5811   91080 SH       SOLE    N/A       91080      0    0
QWEST COMMUNICATIONS INTL INC  COM              749121109     6821  214035 SH       SOLE    N/A      214035      0    0
SBC COMMUNICATIONS INC         COM              78387G103    12239  305505 SH       SOLE    N/A      305505      0    0
SCHERING PLOUGH CORP           COM              806605101     6872  189650 SH       SOLE    N/A      189650      0    0
SCHLUMBERGER LTD               COM              806857108     4951   94025 SH       SOLE    N/A       94025      0    0
SOLECTRON CORPORATION          COM              834182107     7843  428657 SH       SOLE    N/A      428657      0    0
STAPLES INC                    COM              855030102    12095  756483 SH       SOLE    N/A      756483      0    0
SUN MICROSYSTEMS INC           COM              866810104     5950  378456 SH       SOLE    N/A      378456      0    0
TYCO INTL LTD (NEW)            COM              902124106    10488  192415 SH       SOLE    N/A      192415      0    0
VANGUARD INTL GROWTH           INTL GRWTH FD    921910204     3045  187867 SH       SOLE    N/A      187867      0    0
WALGREEN COMPANY               COM              931422109     7073  205270 SH       SOLE    N/A      205270      0    0
WELLS FARGO & CO (NEW)         COM              949746101    11666  251270 SH       SOLE    N/A      251270      0    0
WILLIAMS COMPANIES             COM              969457100     9987  303150 SH       SOLE    N/A      303150      0    0
WORLDCOM INC                   COM              98157D106     7573  533331 SH       SOLE    N/A      533331      0    0
WORLDCOM INC GA (NEW)
MCI GRP                        COM              98157D304      342   21277          SOLE    N/A       21277      0    0


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